Digital Assets (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Digital Assets [Line Items]
Increase in fair value of digital assets	$ 157,645
HYPE [Member]
Digital Assets [Line Items]
Tokens purchased.\	79,777
Cost	$ 3,000,000
SOL [Member]
Digital Assets [Line Items]
Tokens purchased.\	6,629
Cost	$ 1,000,000
SUI [Member]
Digital Assets [Line Items]
Tokens purchased.\	356,129
Cost	$ 1,000,000